Fair Value - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 358,000,000,000	¥ 208,000,000,000
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	49	0
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	81.8	99.6
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	63.1	77.6
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	62,000,000,000	161,000,000,000
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (48,000,000,000)	54,000,000,000	¥ 38,000,000,000
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred into Level 3	¥ 1,000,000,000	1,000,000,000
Fair value of liabilities transferred out of Level 3	285,000,000,000	2,000,000,000
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	15,000,000,000	13,000,000,000
Fair value of assets transferred out of Level 3	7,000,000,000	15,000,000,000
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	2,000,000,000	54,000,000,000
Derivative Financial Instruments, Assets [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	¥ 33,000,000,000
Other Investments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3		¥ 1,000,000,000